Related Party Transactions (Details) (Affiliated Entity [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Net sales to affiliated companies	$ 308.7	$ 353.3	$ 156.6
Accounts receivable due from affiliated companies	$ 59.9	$ 38.5